SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PERCENTAGE OF SALES COMMISSION PAID TO BROKER AND CLASS G INFORMATION (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of significant accounting policies
Units outstanding	588,474,702	679,544,349
Class A
Summary of significant accounting policies
Units outstanding	61,945,513	63,179,258	64,145,923	89,279,211
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class D
Summary of significant accounting policies
Units outstanding	36,734,074	36,603,739	35,322,377	46,696,897
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class I
Summary of significant accounting policies
Units outstanding	28,092,830	29,501,569	31,155,649	47,689,327
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class F
Summary of significant accounting policies
Units outstanding	46,520,691	46,520,691	46,520,691	46,520,691
Class F | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%
Class G
Summary of significant accounting policies
Units outstanding	0
Class G | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%